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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         AEW Capital Management, L.P.
                 -------------------------------
   Address:      Two Seaport Lane
                 -------------------------------
                 Boston, MA 02210-2021
                 -------------------------------

Form 13F File Number: 028-06538
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James J. Finnegan
         -----------------------------------------------
Title:   Vice President of AEW Capital Management, Inc.,
         -----------------------------------------------
         General Partner of AEW Capital Management, L.P.
         -----------------------------------------------
Phone:   (617) 261-9000
         -----------------------------------------------

Signature, Place, and Date of Signing:

   /s/ James J. Finnegan              Boston, Massachuetts   May 12, 2009
   -------------------------------    --------------------   -------------
             [Signature]                [City, State]           [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number         Name

    028-04037                    Pioneer Investment Management, Inc.
        ---------------          ------------------------------------

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2
                                        --------------------

Form 13F Information Table Entry Total: 46
                                        --------------------

Form 13F Information Table Value Total: 1,735,475
                                        --------------------
                                            (thousands)

List of Other Included Managers:

    No.       Form 13F File Number        Name

    1         028-06536                   AEW Capital Management, Inc.
    ------        -----------------       -------------------------------------
    2         028-06808                   Natixis Global Asset Management, L.P.
    ------        -----------------       -------------------------------------

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                           FORM 13F INFORMATION TABLE
             NAME OF REPORTING MANAGER: AEW CAPITAL MANAGEMENT, L.P.
                                    3/31/2009

                                                                                                           VOTING AUTHORITY
                       TITLE OF            VALUE       SH or    SH/ PUT/   INVESTMENT     OTHER     -------------------------------
    NAME OF ISSUER      CLASS     CUSIP   (X$1000)    PRN AMT   PRN Call   DISCRETION    MANAGERS      SOLE    SHARED       NONE
-----------------------------------------------------------------------------------------------------------------------------------
Alexandria R.E.
  Equities             COM      015271109    19,128     525,500 SH       Shared-Defined 01 02           206,900      -       318,600
AMB Property Corp      COM      00163T109    63,328   4,397,806 SH       Shared-Defined 01 02         2,546,206      -     1,851,600
Avalon Bay Communities COM      053484101   112,966   2,400,477 SH       Shared-Defined 01 02         1,571,555      -       828,922
Biomed Realty Trust
  Inc.                 COM      09063H107    17,132   2,530,600 SH       Shared-Defined 01 02         2,162,000      -       368,600
Boston Properties Inc. COM      101121101   107,166   3,059,252 SH       Shared-Defined 01 02         1,946,552      -     1,112,700
Brandywine Realty
  Trust                COM      105368203     8,531   2,993,332 SH       Shared-Defined 01 02         2,257,132      -       736,200
Brookfield Properties  COM      112900105    25,131   4,378,199 SH       Shared-Defined 01 02         3,643,099      -       735,100
Camden Property Trust  COM      133131102    40,888   1,894,700 SH       Shared-Defined 01 02         1,577,200              317,500
CBL & Assoc.
  Properties           COM      124830100       283     120,000 SH       Shared-Defined 01 02           120,000      -             -
DCT Industrial Trust
  Inc.                 COM      233153105    29,322   9,249,744 SH       Shared-Defined 01 02         7,888,444      -     1,361,300
Developers Diversified COM      251591103     2,811   1,319,748 SH       Shared-Defined 01 02         1,084,648      -       235,100
Digital Realty Trust   COM      253868103    18,641     561,800 SH       Shared-Defined 01 02           468,800      -        93,000
Dupont Fabros
  Technology           COM      26613Q106    16,351   2,376,527 SH       Shared-Defined 01 02         2,021,527      -       355,000
Entertainment Pptys
  Trust                COM      29380T105     6,194     393,000 SH       Shared-Defined 01 02           341,100      -        51,900
Equity Residential     COM      29476L107   118,169   6,439,702 SH       Shared-Defined 01 02         4,315,902      -     2,123,800
Essex Property Trust
  Inc                  COM      297178105    19,209     335,000 SH       Shared-Defined 01 02           272,700               62,300
Extra Space Storage
  Inc.                 COM      30225T102    26,569   4,822,000 SH       Shared-Defined 01 02         4,099,900      -       722,100
Federal Realty Invs
  Trust                COM      313747206   112,502   2,445,700 SH       Shared-Defined 01 02         1,528,200      -       917,500
First Potomac Realty
  Trust                COM      33610F109    15,283   2,079,300 SH       Shared-Defined 01 02         1,792,700      -       286,600
Glimcher Realty Trust  COM      379302102       250     178,600 SH       Shared-Defined 01 02           178,600                    -
HCP Inc.               COM      40414L109    69,292   3,881,900 SH       Shared-Defined 01 02         2,507,200      -     1,374,700
Hospitality Properties COM      44106M102       720      60,000 SH       Shared-Defined 01 02            60,000      -             -
Host Hotels & Resorts  COM      44107P104    32,527   8,297,701 SH       Shared-Defined 01 02         6,586,901      -     1,710,800
HRPT Properties Trust  COM      40426W101    13,289   4,165,740 SH       Shared-Defined 01 02         3,555,140      -       610,600
Kilroy Realty Corp.    COM      49427F108    35,081   2,040,755 SH       Shared-Defined 01 02         1,438,655      -       602,100
Kimco Realty Corp.     COM      49446R109    16,757   2,199,100 SH       Shared-Defined 01 02         1,852,400      -       346,700
Kite Realty Group      COM      49803T102     4,596   1,876,100 SH       Shared-Defined 01 02         1,507,800      -       368,300
Liberty Property Trust COM      531172104   110,826   5,851,400 SH       Shared-Defined 01 02         3,693,600      -     2,157,800
Macerich Company (the) COM      554382101    27,220   4,348,200 SH       Shared-Defined 01 02         2,997,700      -     1,350,500
Mack Cali Realty Corp  COM      554489104     1,684      85,000 SH       Shared-Defined 01 02            85,000      -             -
National Retail
  Properties           COM      637417106    19,116   1,206,800 SH       Shared-Defined 01 02         1,078,900      -       127,900
Nationwide Health
  Properties Inc.      COM      638620104    57,954   2,611,700 SH       Shared-Defined 01 02         2,173,300      -       438,400
Omega Healthcare
  Investors            COM      681936100    52,437   3,724,200 SH       Shared-Defined 01 02         3,162,700      -       561,500
Plum Creek Timber Co.  COM      729251108    12,756     438,800 SH       Shared-Defined 01 02           135,500      -       303,300
Post Properties Inc.   COM      737464107    15,784   1,556,600 SH       Shared-Defined 01 02           681,600              875,000
PS Business Parks Inc  COM      69360J107     2,431      65,963 SH       Shared-Defined 01 02            54,663      -        11,300
Public Storage Inc.    COM      74460D109   118,772   2,149,728 SH       Shared-Defined 01 02         1,454,428      -       695,300

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
Realty Income Corp     COM      756109104     9,019     479,200 SH       Shared-Defined    01 02       445,900      -        33,300
Regency Centers Corp.  COM      758849103    61,504   2,314,800 SH       Shared-Defined    01 02     1,572,600      -       742,200
Senior Housing
  Properties Trust     COM      81721M109     1,122      80,000 SH       Shared-Defined    01 02        80,000      -             -
Simon Property Group   COM      828806109   170,306   4,916,445 SH       Shared-Defined    01 02     3,277,540      -     1,638,905
Starwood Hotels &
  Resorts              COM      85590A401    26,726   2,104,400 SH       Shared-Defined    01 02     1,238,100      -       866,300
Taubman Centers Inc.   COM      876664103     5,916     347,211 SH       Shared-Defined    01 02       287,911               59,300
UDR Inc.               COM      902653104       999     116,059 SH       Shared-Defined    01 02       116,059      -             -
Ventas Inc.            COM      92276F100    21,649     957,500 SH       Shared-Defined    01 02       347,500      -       610,000
Vornado Realty Trust   COM      929042109    87,138   2,621,484 SH       Shared-Defined    01 02     1,825,310      -       796,174
Column Totals                             1,735,475 110,997,773                                     82,239,572      -    28,758,201